DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF

August 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.7%
Basic Materials - 2.0%
Chemicals - 1.6%
Dow Chemical Co., 2.10%, 11/15/30	$10,000	$8,168
DuPont de Nemours, Inc., 5.419%, 11/15/48	5,000	4,847
Ecolab, Inc., 2.70%, 12/15/51	5,000	3,165
LyondellBasell Industries NV, 4.625%, 2/26/55	8,000	6,312
Nutrien Ltd., 2.95%, 5/13/30	10,000	8,627
PPG Industries, Inc., 1.20%, 3/15/26	6,000	5,414
Sherwin-Williams Co., 4.50%, 6/1/47	7,000	5,976

(Cost $53,289)		42,509

Iron/Steel - 0.1%
Steel Dynamics, Inc., 2.80%, 12/15/24
(Cost $1,995)	2,000	1,928

Mining - 0.3%
Freeport-McMoRan, Inc., 4.25%, 3/1/30	5,000	4,544
Newmont Corp., 4.875%, 3/15/42	5,000	4,499

(Cost $9,818)		9,043

Communications - 9.3%
Internet - 2.1%
Alibaba Group Holding Ltd., 3.25%, 2/9/61	5,000	2,895
Alphabet, Inc.
1.998%, 8/15/26	5,000	4,629
2.05%, 8/15/50	5,000	2,995
Amazon.com, Inc.
1.00%, 5/12/26	5,000	4,520
1.65%, 5/12/28	5,000	4,372
1.50%, 6/3/30	5,000	4,069
2.10%, 5/12/31	10,000	8,303
3.10%, 5/12/51	10,000	7,149
4.10%, 4/13/62	5,000	4,149
Booking Holdings, Inc., 3.60%, 6/1/26	8,000	7,694
eBay, Inc., 1.90%, 3/11/25	5,000	4,737

(Cost $68,255)		55,512

Media - 2.8%
Comcast Corp.
3.95%, 10/15/25	10,000	9,743
4.15%, 10/15/28	10,000	9,646
2.937%, 11/1/56	10,000	6,226
2.987%, 11/1/63	20,000	12,111
Discovery Communications LLC
5.20%, 9/20/47	5,000	4,053
4.65%, 5/15/50	5,000	3,744
Fox Corp., 3.05%, 4/7/25	5,000	4,810
Paramount Global
4.95%, 1/15/31	4,000	3,575
5.85%, 9/1/43	6,000	4,970
TWDC Enterprises 18 Corp., MTN, 2.95%, 6/15/27	5,000	4,691
Walt Disney Co.
1.75%, 8/30/24	4,000	3,856
2.75%, 9/1/49	8,000	5,147
3.60%, 1/13/51	5,000	3,762

(Cost $88,653)		76,334

Telecommunications - 4.4%
AT&T, Inc.
4.10%, 2/15/28	10,000	9,495
3.50%, 6/1/41	30,000	22,020
3.65%, 9/15/59	10,000	6,485
Bell Telephone Co. of Canada or Bell Canada, Series US-4, 3.65%, 3/17/51	3,000	2,159
Corning, Inc.,5.35%, 11/15/48	4,000	3,774
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	5,000	5,885
Rogers Communications, Inc.
4.50%, 3/15/43	8,000	6,399
4.30%, 2/15/48	2,000	1,497
Telefonica Europe BV, 8.25%, 9/15/30	10,000	11,420
Verizon Communications, Inc.
3.376%, 2/15/25	5,000	4,851
4.016%, 12/3/29	8,000	7,435
2.355%, 3/15/32	10,000	7,914
4.40%, 11/1/34	10,000	9,057
2.875%, 11/20/50	15,000	9,220
3.55%, 3/22/51	5,000	3,499
Vodafone Group PLC
4.125%, 5/30/25	5,000	4,888
4.25%, 9/17/50	5,000	3,856

(Cost $140,757)		119,854

Consumer, Cyclical - 7.6%
Apparel - 0.4%
NIKE, Inc., 2.75%, 3/27/27	8,000	7,479
VF Corp., 2.40%, 4/23/25	5,000	4,722

(Cost $13,455)		12,201

Auto Manufacturers - 1.6%
American Honda Finance Corp., MTN, 2.15%, 9/10/24	7,000	6,759
General Motors Co.
6.60%, 4/1/36	10,000	10,076
6.25%, 10/2/43	5,000	4,707
General Motors Financial Co., Inc., 1.25%, 1/8/26	12,000	10,787
Toyota Motor Credit Corp.
3.65%, 1/8/29	5,000	4,723
1.90%, 9/12/31	7,000	5,604

(Cost $45,161)		42,656

Auto Parts & Equipment - 0.1%
Aptiv PLC / Aptiv Corp., 4.15%, 5/1/52
(Cost $2,971)	4,000	2,983

Entertainment - 0.4%
Warnermedia Holdings, Inc.
4.279%, 3/15/32	10,000	8,830
5.141%, 3/15/52	4,000	3,193

(Cost $12,980)		12,023

Home Builders - 0.2%
NVR, Inc., 3.00%, 5/15/30
(Cost $5,311)	5,000	4,284

Home Furnishings - 0.2%
Whirlpool Corp., 2.40%, 5/15/31
(Cost $6,015)	6,000	4,867

Leisure Time - 0.2%
Harley-Davidson, Inc., 3.50%, 7/28/25
(Cost $5,154)	5,000	4,804

Retail - 4.3%
AutoNation, Inc., 3.50%, 11/15/24	5,000	4,844
Dollar General Corp., 3.875%, 4/15/27	8,000	7,639
Dollar Tree, Inc., 2.65%, 12/1/31	7,000	5,656
Home Depot, Inc.
3.00%, 4/1/26	8,000	7,646
3.90%, 6/15/47	2,000	1,627
4.50%, 12/6/48	5,000	4,478
2.375%, 3/15/51	5,000	2,976
2.75%, 9/15/51	5,000	3,225
Lowe’s Cos., Inc.
3.65%, 4/5/29	10,000	9,290
2.625%, 4/1/31	10,000	8,387
2.80%, 9/15/41	5,000	3,438
McDonald’s Corp.
MTN, 2.125%, 3/1/30	10,000	8,438
MTN, 4.45%, 9/1/48	5,000	4,359
Starbucks Corp.
4.00%, 11/15/28	2,000	1,916
2.55%, 11/15/30	2,000	1,697
3.50%, 11/15/50	5,000	3,629
Target Corp.
2.50%, 4/15/26	7,000	6,632
2.95%, 1/15/52	3,000	2,005
TJX Cos., Inc., 2.25%, 9/15/26	8,000	7,381
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50	5,000	3,425
Walmart, Inc.
1.05%, 9/17/26	10,000	8,963
4.50%, 9/9/52	10,000	9,310

(Cost $139,545)		116,961

Toys/Games/Hobbies - 0.2%
Hasbro, Inc., 3.90%, 11/19/29
(Cost $6,058)	6,000	5,453

Consumer, Non-cyclical - 17.9%
Agriculture - 0.1%
Bunge Ltd. Finance Corp., 2.75%, 5/14/31
(Cost $4,052)	4,000	3,349

Beverages - 0.9%
Coca-Cola Co., 4.20%, 3/25/50	6,000	5,408
Keurig Dr Pepper, Inc., 2.55%, 9/15/26	7,000	6,465
PepsiCo, Inc.
1.95%, 10/21/31	10,000	8,167
2.75%, 10/21/51	5,000	3,386

(Cost $29,283)		23,426

Biotechnology - 1.8%
Amgen, Inc.
5.15%, 3/2/28	10,000	9,992
5.60%, 3/2/43	10,000	9,831
4.663%, 6/15/51	4,000	3,446
3.00%, 1/15/52	3,000	1,954
5.65%, 3/2/53	5,000	4,962
Baxalta, Inc., 5.25%, 6/23/45	5,000	4,771
Biogen, Inc., 3.25%, 2/15/51	5,000	3,331
Gilead Sciences, Inc.
1.65%, 10/1/30	2,000	1,608
4.00%, 9/1/36	9,000	7,976
2.80%, 10/1/50	1,000	644

(Cost $56,775)		48,515

Commercial Services - 1.0%
Equifax, Inc., 2.60%, 12/15/25	8,000	7,482
Global Payments, Inc., 5.95%, 8/15/52	5,000	4,763
PayPal Holdings, Inc., 2.85%, 10/1/29	5,000	4,422
Quanta Services, Inc., 2.90%, 10/1/30	5,000	4,216
RELX Capital, Inc., 4.00%, 3/18/29	5,000	4,754
S&P Global, Inc., 2.30%, 8/15/60	5,000	2,735

(Cost $32,960)		28,372

Cosmetics/Personal Care - 0.8%
Colgate-Palmolive Co., MTN, 4.00%, 8/15/45	3,000	2,658
Estee Lauder Cos., Inc., 2.00%, 12/1/24	5,000	4,801
Procter & Gamble Co., 2.85%, 8/11/27	11,000	10,312
Unilever Capital Corp., Series 30Y, 2.625%, 8/12/51	5,000	3,300

(Cost $24,754)		21,071

Food - 2.0%
Campbell Soup Co., 4.15%, 3/15/28	5,000	4,764
Conagra Brands, Inc., 5.40%, 11/1/48	5,000	4,546
General Mills, Inc., 3.20%, 2/10/27	6,000	5,644
Hershey Co., 2.65%, 6/1/50	4,000	2,560
Kellogg Co., 2.10%, 6/1/30	5,000	4,095
Kraft Heinz Foods Co.
4.25%, 3/1/31	5,000	4,684
4.875%, 10/1/49	5,000	4,435
Kroger Co.
4.45%, 2/1/47	3,000	2,505
3.95%, 1/15/50	3,000	2,326
McCormick & Co., Inc., 3.40%, 8/15/27	5,000	4,686
Mondelez International, Inc., 2.75%, 4/13/30	5,000	4,323
Sysco Corp., 6.60%, 4/1/50	5,000	5,506
Tyson Foods, Inc., 4.55%, 6/2/47	5,000	4,005

(Cost $63,412)		54,079

Healthcare-Products - 0.9%
Abbott Laboratories, 5.30%, 5/27/40	7,000	7,194
Baxter International, Inc., 2.60%, 8/15/26	7,000	6,468
DH Europe Finance II SARL, 2.60%, 11/15/29	5,000	4,408
Revvity, Inc., 3.625%, 3/15/51	5,000	3,460

Thermo Fisher Scientific, Inc., 2.00%, 10/15/31	4,000	3,226

(Cost $29,080)		24,756

Healthcare-Services - 3.0%
Aetna, Inc., 3.875%, 8/15/47	5,000	3,756
Centene Corp., 2.45%, 7/15/28	10,000	8,568
Elevance Health, Inc.
2.25%, 5/15/30	10,000	8,355
3.125%, 5/15/50	5,000	3,384
HCA, Inc.
5.375%, 2/1/25	8,000	7,951
4.125%, 6/15/29	2,000	1,848
3.50%, 9/1/30	5,000	4,369
5.25%, 6/15/49	3,000	2,620
Humana, Inc., 3.125%, 8/15/29	8,000	7,117
Quest Diagnostics, Inc.
2.95%, 6/30/30	5,000	4,338
2.80%, 6/30/31	3,000	2,548
UnitedHealth Group, Inc.
5.30%, 2/15/30	15,000	15,312
4.75%, 5/15/52	6,000	5,472
5.875%, 2/15/53	5,000	5,348

(Cost $90,522)		80,986

Household Products/Wares - 0.2%
Kimberly-Clark Corp., 2.75%, 2/15/26
(Cost $5,184)	5,000	4,767

Pharmaceuticals - 7.2%
AbbVie, Inc.
3.80%, 3/15/25	5,000	4,870
3.60%, 5/14/25	10,000	9,699
4.70%, 5/14/45	5,000	4,497
4.25%, 11/21/49	12,000	10,115
Astrazeneca Finance LLC, 0.70%, 5/28/24	5,000	4,826
AstraZeneca PLC, 3.00%, 5/28/51	3,000	2,121
Becton Dickinson and Co., 4.669%, 6/6/47	5,000	4,434
Bristol-Myers Squibb Co.
0.75%, 11/13/25	5,000	4,557
3.40%, 7/26/29	6,000	5,559
4.25%, 10/26/49	8,000	6,763
Cigna Group
4.375%, 10/15/28	15,000	14,447
4.90%, 12/15/48	4,000	3,562
CVS Health Corp.
3.875%, 7/20/25	7,000	6,792
4.30%, 3/25/28	3,000	2,885
3.25%, 8/15/29	9,000	8,046
4.78%, 3/25/38	5,000	4,485
5.05%, 3/25/48	8,000	7,031
Eli Lilly & Co.
2.75%, 6/1/25	5,000	4,807
3.95%, 3/15/49	5,000	4,318
GlaxoSmithKline Capital, Inc., 3.875%, 5/15/28	5,000	4,826
Johnson & Johnson
5.95%, 8/15/37	10,000	11,081
3.50%, 1/15/48	3,000	2,445
McKesson Corp., 1.30%, 8/15/26	5,000	4,482
Merck & Co., Inc.
0.75%, 2/24/26	5,000	4,528
2.15%, 12/10/31	10,000	8,178
4.00%, 3/7/49	3,000	2,540
Novartis Capital Corp., 2.00%, 2/14/27	10,000	9,133
Pfizer Investment Enterprises Pte Ltd., 5.34%, 5/19/63	10,000	9,857
Pfizer, Inc.
3.45%, 3/15/29	5,000	4,693
7.20%, 3/15/39	10,000	12,097
Sanofi, 3.625%, 6/19/28	3,000	2,897
Zoetis, Inc.
2.00%, 5/15/30	3,000	2,474
4.70%, 2/1/43	2,000	1,812

(Cost $222,428)		194,857

Energy - 3.4%
Oil & Gas - 0.5%
Marathon Petroleum Corp.
3.80%, 4/1/28	2,000	1,871
4.50%, 4/1/48	3,000	2,357
Phillips 66, 5.875%, 5/1/42	5,000	5,112
Valero Energy Corp., 3.65%, 12/1/51	5,000	3,418

(Cost $16,425)		12,758

Oil & Gas Services - 0.4%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 4.08%, 12/15/47	6,000	4,784
Halliburton Co., 2.92%, 3/1/30	8,000	6,984

(Cost $12,637)		11,768

Pipelines - 2.5%
Enbridge, Inc.
3.70%, 7/15/27	5,000	4,718
3.40%, 8/1/51	5,000	3,369
Enterprise Products Operating LLC
2.80%, 1/31/30	5,000	4,338
3.30%, 2/15/53	5,000	3,425
Series E, 5.25%, 8/16/77	5,000	4,412
MPLX LP, 1.75%, 3/1/26	15,000	13,668
ONEOK, Inc.
2.75%, 9/1/24	5,000	4,850
5.20%, 7/15/48	5,000	4,283
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	10,000	9,837
4.50%, 5/15/30	5,000	4,708
TransCanada PipeLines Ltd.
4.10%, 4/15/30	2,000	1,834
7.625%, 1/15/39	5,000	5,705
4.875%, 5/15/48	3,000	2,554

Williams Cos., Inc., 4.00%, 9/15/25	1,000	969

(Cost $79,519)		68,670

Financial - 32.1%
Banks - 22.8%
Banco Santander SA, 2.958%, 3/25/31	10,000	8,240
Bank of America Corp.
MTN, 2.015%, 2/13/26	15,000	14,155
MTN, 1.197%, 10/24/26	20,000	18,132
5.08%, 1/20/27	10,000	9,871
3.419%, 12/20/28	20,000	18,344
MTN, 4.083%, 3/20/51	10,000	8,057
MTN, 2.831%, 10/24/51	10,000	6,430
2.972%, 7/21/52	10,000	6,615
Bank of Montreal, MTN, 1.25%, 9/15/26	10,000	8,868
Bank of New York Mellon Corp., MTN, 3.95%, 11/18/25	15,000	14,512
Bank of Nova Scotia, 4.50%, 12/16/25	5,000	4,849
Barclays PLC, 2.667%, 3/10/32	25,000	19,606
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	10,000	9,120
Citigroup, Inc.
3.875%, 3/26/25	5,000	4,848
3.30%, 4/27/25	5,000	4,832
4.45%, 9/29/27	15,000	14,346
2.976%, 11/5/30	5,000	4,302
2.572%, 6/3/31	10,000	8,263
2.561%, 5/1/32	5,000	4,028
4.75%, 5/18/46	5,000	4,195
Cooperatieve Rabobank UA, 5.25%, 5/24/41	5,000	5,095
Credit Suisse AG/New York NY, MTN, 3.625%, 9/9/24	5,000	4,871
Deutsche Bank AG, 3.70%, 5/30/24(a)	5,000	4,909
Deutsche Bank AG/New York NY, 3.035%, 5/28/32(a)	15,000	11,934
Fifth Third Bancorp, 4.337%, 4/25/33	5,000	4,422
Goldman Sachs Group, Inc.
MTN, 3.85%, 7/8/24	10,000	9,833
3.50%, 1/23/25	10,000	9,691
1.542%, 9/10/27	5,000	4,416
2.615%, 4/22/32	7,000	5,669
2.65%, 10/21/32	8,000	6,424
6.25%, 2/1/41	10,000	10,569
HSBC Holdings PLC
1.589%, 5/24/27	10,000	8,895
6.50%, 9/15/37	10,000	10,246
6.10%, 1/14/42	5,000	5,241
HSBC USA, Inc., 3.50%, 6/23/24	15,000	14,709
ING Groep NV, 3.95%, 3/29/27	10,000	9,492
JPMorgan Chase & Co.
2.083%, 4/22/26	15,000	14,115
1.578%, 4/22/27	15,000	13,473
2.522%, 4/22/31	15,000	12,582
2.956%, 5/13/31	10,000	8,501
4.912%, 7/25/33	15,000	14,430
3.964%, 11/15/48	10,000	7,938
KeyCorp
MTN, 4.10%, 4/30/28	5,000	4,496
MTN, 2.55%, 10/1/29	5,000	3,959
Lloyds Banking Group PLC, 1.627%, 5/11/27	10,000	8,932
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7/25/27	10,000	9,297
4.05%, 9/11/28	12,000	11,405
3.741%, 3/7/29	5,000	4,630
Mizuho Financial Group, Inc., 2.564%, 9/13/31	10,000	7,786
Morgan Stanley
GMTN, 3.70%, 10/23/24	5,000	4,894
0.79%, 5/30/25	15,000	14,384
GMTN, 4.35%, 9/8/26	5,000	4,816
GMTN, 2.699%, 1/22/31	15,000	12,643
2.484%, 9/16/36	5,000	3,774
4.30%, 1/27/45	5,000	4,254
4.375%, 1/22/47	5,000	4,283
MTN, 2.802%, 1/25/52	6,000	3,813
NatWest Group PLC
4.269%, 3/22/25	5,000	4,945
1.642%, 6/14/27	7,000	6,221
PNC Financial Services Group, Inc., 3.90%, 4/29/24	5,000	4,931
Royal Bank of Canada, GMTN, 2.25%, 11/1/24	20,000	19,235
Santander Holdings USA, Inc., 4.40%, 7/13/27	10,000	9,479
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	5,000	4,618
3.364%, 7/12/27	15,000	13,923
3.05%, 1/14/42	5,000	3,663
Toronto-Dominion Bank, MTN, 1.20%, 6/3/26	10,000	8,921
Truist Financial Corp., MTN, 3.70%, 6/5/25	15,000	14,464
UBS Group AG,4.55%, 4/17/26	5,000	4,841
US Bancorp
2.40%, 7/30/24	10,000	9,711
MTN, 1.375%, 7/22/30	6,000	4,555
Westpac Banking Corp., 4.11%, 7/24/34	15,000	13,171

(Cost $689,258)		615,112

Diversified Financial Services - 4.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.875%, 8/14/24	6,000	5,821
2.45%, 10/29/26	5,000	4,499
3.85%, 10/29/41	5,000	3,714
Air Lease Corp., 1.875%, 8/15/26	10,000	8,953

Ally Financial, Inc., 8.00%, 11/1/31	5,000	5,182
American Express Co.
1.65%, 11/4/26	15,000	13,390
4.05%, 12/3/42	3,000	2,571
Capital One Financial Corp., 5.817%, 2/1/34	10,000	9,510
Charles Schwab Corp., 4.625%, 3/22/30	10,000	9,721
CME Group, Inc., 3.75%, 6/15/28	8,000	7,705
Intercontinental Exchange, Inc.
3.75%, 12/1/25	5,000	4,830
3.00%, 9/15/60	5,000	3,118
Mastercard, Inc., 3.80%, 11/21/46	6,000	4,962
Nasdaq, Inc., 3.95%, 3/7/52	5,000	3,754
Nomura Holdings, Inc., 2.679%, 7/16/30	10,000	8,141
Visa, Inc.
3.15%, 12/14/25	5,000	4,797
2.75%, 9/15/27	5,000	4,642
3.65%, 9/15/47	4,000	3,269
Voya Financial, Inc., 4.70%, 1/23/48	5,000	4,051

(Cost $130,192)		112,630

Insurance - 1.9%
Aflac, Inc., 3.60%, 4/1/30	5,000	4,558
Allstate Corp., 4.20%, 12/15/46	5,000	3,967
American International Group, Inc.
3.40%, 6/30/30	5,000	4,411
4.375%, 6/30/50	3,000	2,488
AXIS Specialty Finance LLC, 4.90%, 1/15/40	5,000	4,008
Chubb INA Holdings, Inc., 4.35%, 11/3/45	5,000	4,376
Manulife Financial Corp., 4.15%, 3/4/26	5,000	4,863
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30	5,000	4,134
MetLife, Inc., 4.60%, 5/13/46	5,000	4,398
Progressive Corp., 4.125%, 4/15/47	3,000	2,503
Prudential Financial, Inc., MTN, 2.10%, 3/10/30	8,000	6,709
Willis North America, Inc., 5.05%, 9/15/48	5,000	4,214

(Cost $62,924)		50,629

Real Estate Investment Trusts - 3.2%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	8,000	6,913
American Tower Corp.
3.80%, 8/15/29	2,000	1,820
2.90%, 1/15/30	10,000	8,534
AvalonBay Communities, Inc., 2.05%, 1/15/32	5,000	4,013
Boston Properties LP, 3.40%, 6/21/29	5,000	4,283
Crown Castle, Inc.
3.65%, 9/1/27	2,000	1,865
3.80%, 2/15/28	6,000	5,585
Digital Realty Trust LP, 3.60%, 7/1/29	6,000	5,408
Healthpeak OP LLC, 3.00%, 1/15/30	5,000	4,335
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31	6,000	4,739
Kilroy Realty LP, 2.65%, 11/15/33	8,000	5,563
Omega Healthcare Investors, Inc., 4.50%, 1/15/25	10,000	9,760
Prologis LP, 4.375%, 2/1/29	5,000	4,824
Realty Income Corp., 3.25%, 1/15/31	5,000	4,325
Simon Property Group LP, 4.25%, 11/30/46	5,000	3,870
Ventas Realty LP, 4.40%, 1/15/29	6,000	5,638
Welltower OP LLC, 4.25%, 4/15/28	5,000	4,734

(Cost $99,531)		86,209

Industrial - 6.6%
Building Materials - 0.6%
Carrier Global Corp.
2.493%, 2/15/27	3,000	2,731
3.577%, 4/5/50	6,000	4,301
Martin Marietta Materials, Inc., 2.40%, 7/15/31	8,000	6,474
Masco Corp., 2.00%, 10/1/30	5,000	3,957

(Cost $21,266)		17,463

Electrical Components & Equipment - 0.1%
Emerson Electric Co., 2.75%, 10/15/50
(Cost $5,128)	5,000	3,197

Electronics - 0.8%
Agilent Technologies, Inc., 2.30%, 3/12/31	5,000	4,098
Amphenol Corp., 2.20%, 9/15/31	6,000	4,858
Flex Ltd., 4.875%, 5/12/30	3,000	2,875
Fortive Corp., 3.15%, 6/15/26	5,000	4,701
Vontier Corp., 2.95%, 4/1/31	5,000	3,968

(Cost $24,212)		20,500

Environmental Control - 0.4%
Republic Services, Inc., 2.30%, 3/1/30	5,000	4,236
Waste Connections, Inc., 2.60%, 2/1/30	5,000	4,309
Waste Management, Inc., 3.15%, 11/15/27	3,000	2,798

(Cost $13,740)		11,343

Hand/Machine Tools - 0.2%
Stanley Black & Decker, Inc., 4.00%, 3/15/60
(Cost $5,252)	6,000	4,758

Machinery-Construction & Mining - 0.4%
Caterpillar Financial Services Corp., 0.90%, 3/2/26	5,000	4,526
Caterpillar, Inc., 3.25%, 9/19/49	7,000	5,289

(Cost $11,675)		9,815

Machinery-Diversified - 0.8%
CNH Industrial Capital LLC, 1.875%, 1/15/26	7,000	6,430
Deere & Co., 3.90%, 6/9/42	8,000	7,035

John Deere Capital Corp., MTN, 2.05%, 1/9/25	10,000	9,593

(Cost $26,413)		23,058

Miscellaneous Manufacturing - 0.8%
3M Co., MTN, 4.00%, 9/14/48	5,000	4,060
General Electric Co., MTN, 6.75%, 3/15/32	4,000	4,463
Parker-Hannifin Corp., 3.25%, 6/14/29	10,000	9,051
Teledyne Technologies, Inc., 1.60%, 4/1/26	5,000	4,561

(Cost $25,731)		22,135

Packaging & Containers - 0.2%
WRKCo, Inc., 3.75%, 3/15/25
(Cost $5,185)	5,000	4,852

Transportation - 2.3%
Canadian National Railway Co.
2.75%, 3/1/26	5,000	4,728
2.45%, 5/1/50	5,000	3,069
Canadian Pacific Railway Co.
3.50%, 5/1/50	5,000	3,681
3.10%, 12/2/51	3,000	2,039
CSX Corp., 2.40%, 2/15/30	10,000	8,550
FedEx Corp.
4.25%, 5/15/30	5,000	4,745
5.25%, 5/15/50	5,000	4,655
Norfolk Southern Corp., 4.05%, 8/15/52	6,000	4,775
Ryder System, Inc., MTN, 2.90%, 12/1/26	5,000	4,603
Union Pacific Corp.
2.375%, 5/20/31	10,000	8,397
3.839%, 3/20/60	9,000	6,912
United Parcel Service, Inc., 3.75%, 11/15/47	7,000	5,669

(Cost $77,293)		61,823

Technology - 11.2%
Computers - 3.5%
Apple, Inc.
2.75%, 1/13/25	6,000	5,814
3.20%, 5/13/25	12,000	11,647
3.85%, 8/4/46	15,000	12,712
3.75%, 11/13/47	15,000	12,495
2.95%, 9/11/49	2,000	1,428
Dell International LLC / EMC Corp., 6.02%, 6/15/26	5,000	5,054
Hewlett Packard Enterprise Co.
1.75%, 4/1/26	7,000	6,388
6.35%, 10/15/45	3,000	3,079
HP, Inc., 3.40%, 6/17/30	10,000	8,741
International Business Machines Corp.
3.50%, 5/15/29	15,000	13,844
4.25%, 5/15/49	5,000	4,132
NetApp, Inc., 1.875%, 6/22/25	5,000	4,685
Western Digital Corp., 2.85%, 2/1/29	5,000	4,033

(Cost $110,030)		94,052

Semiconductors - 3.4%
Analog Devices, Inc., 2.95%, 10/1/51	5,000	3,361
Applied Materials, Inc., 2.75%, 6/1/50	3,000	2,047
Broadcom, Inc.
144A,3.137%, 11/15/35	12,000	9,158
144A,3.187%, 11/15/36	10,000	7,524
Intel Corp.
3.70%, 7/29/25	15,000	14,577
4.10%, 5/11/47	5,000	4,071
3.05%, 8/12/51	6,000	3,894
3.10%, 2/15/60	7,000	4,360
Lam Research Corp., 4.875%, 3/15/49	2,000	1,881
Marvell Technology, Inc., 1.65%, 4/15/26	6,000	5,449
Micron Technology, Inc., 2.703%, 4/15/32	10,000	7,889
NVIDIA Corp., 3.70%, 4/1/60	4,000	3,181
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 5/1/27	5,000	4,633
QUALCOMM, Inc.
3.45%, 5/20/25	5,000	4,860
1.65%, 5/20/32	10,000	7,764
Texas Instruments, Inc., 4.15%, 5/15/48	5,000	4,349
TSMC Arizona Corp., 2.50%, 10/25/31	5,000	4,159

(Cost $111,579)		93,157

Software - 4.3%
Activision Blizzard, Inc.
3.40%, 9/15/26	7,000	6,690
2.50%, 9/15/50	2,000	1,274
Adobe, Inc., 2.15%, 2/1/27	7,000	6,430
Autodesk, Inc., 2.40%, 12/15/31	5,000	4,060
Broadridge Financial Solutions, Inc., 2.60%, 5/1/31	5,000	4,083
Electronic Arts, Inc., 1.85%, 2/15/31	5,000	4,002
Fidelity National Information Services, Inc., 2.25%, 3/1/31	7,000	5,650
Fiserv, Inc., 4.20%, 10/1/28	10,000	9,550
Microsoft Corp.
2.40%, 8/8/26	10,000	9,378
2.525%, 6/1/50	10,000	6,621
2.921%, 3/17/52	10,000	7,095
3.95%, 8/8/56	2,000	1,721
Oracle Corp.
2.50%, 4/1/25	5,000	4,763
2.95%, 5/15/25	5,000	4,788
2.80%, 4/1/27	5,000	4,593
2.95%, 4/1/30	9,000	7,800
4.30%, 7/8/34	15,000	13,453
3.60%, 4/1/50	7,000	4,835
3.95%, 3/25/51	5,000	3,657
VMware, Inc., 4.70%, 5/15/30	6,000	5,655

(Cost $137,624)		116,098

Utilities - 8.6%
Electric - 6.7%
AEP Texas, Inc., 5.25%, 5/15/52	4,000	3,674
Avangrid, Inc., 3.20%, 4/15/25	7,000	6,704

Baltimore Gas and Electric Co., 3.50%, 8/15/46	5,000	3,675
CenterPoint Energy Houston Electric LLC
Series Z, 2.40%, 9/1/26	5,000	4,628
Series AF, 3.35%, 4/1/51	5,000	3,580
CMS Energy Corp., 3.00%, 5/15/26	6,000	5,641
Commonwealth Edison Co.
2.55%, 6/15/26	10,000	9,351
4.00%, 3/1/48	5,000	4,039
3.00%, 3/1/50	6,000	3,973
Series 130, 3.125%, 3/15/51	15,000	10,115
Consolidated Edison Co. of New York, Inc.
Series 06-A, 5.85%, 3/15/36	10,000	10,139
3.20%, 12/1/51	5,000	3,362
3.60%, 6/15/61	5,000	3,465
Consumers Energy Co., 3.95%, 5/15/43	6,000	4,892
Eversource Energy
Series L, 2.90%, 10/1/24	15,000	14,561
3.45%, 1/15/50	13,000	9,114
Exelon Corp., 3.40%, 4/15/26	10,000	9,512
ITC Holdings Corp., 3.35%, 11/15/27	10,000	9,295
National Rural Utilities Cooperative Finance Corp., 4.40%, 11/1/48	10,000	8,274
NSTAR Electric Co., 3.10%, 6/1/51	2,000	1,346
Ohio Power Co., Series Q, 1.625%, 1/15/31	5,000	3,915
Oncor Electric Delivery Co. LLC, 2.75%, 5/15/30	5,000	4,324
PPL Electric Utilities Corp., 3.00%, 10/1/49	10,000	6,784
Public Service Electric and Gas Co.
MTN, 1.90%, 8/15/31	10,000	7,997
MTN, 2.05%, 8/1/50	5,000	2,812
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/30	10,000	7,959
Series RRR, 3.75%, 6/1/47	10,000	7,586
Sempra
3.40%, 2/1/28	8,000	7,407
4.125%, 4/1/52	5,000	4,057

(Cost $223,339)		182,181

Gas - 1.1%
Atmos Energy Corp.
1.50%, 1/15/31	6,000	4,683
2.85%, 2/15/52	4,000	2,592
Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31	5,000	4,057
Southern California Gas Co.
Series XX, 2.55%, 2/1/30	10,000	8,515
Series VV, 4.30%, 1/15/49	5,000	4,074
Southwest Gas Corp., 3.18%, 8/15/51	8,000	4,953

(Cost $38,366)		28,874

Water - 0.8%
American Water Capital Corp.
3.40%, 3/1/25	6,000	5,815
3.45%, 5/1/50	11,000	7,991
Essential Utilities, Inc., 2.40%, 5/1/31	8,000	6,402

(Cost $27,855)		20,208

TOTAL CORPORATE BONDS (Cost $3,113,041)		2,666,880

	Number of Shares
CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
(Cost $6,178)	6,178	6,178

TOTAL INVESTMENTS - 98.9%
(Cost $3,119,219)		$2,673,058
Other assets and liabilities, net - 1.1%		30,455

NET ASSETS - 100.0%		$2,703,513

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023

CORPORATE BONDS — 0.7%
Financial — 0.7%
Deutsche Bank AG, 3.700%, 5/30/24(a)
4,866	6	—	—	37	46	—	5,000	4,909
Deutsche Bank AG/New York NY, 3.035%, 5/28/32(a)
11,905	—	(3)	—	32	114	—	15,000	11,934
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
18,520	21,303	(33,645)	—	—	84	—	6,178	6,178

35,291	21,309	(33,648)	—	69	244	—	26,178	23,021

(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$2,666,880	$—	$2,666,880
Short-Term Investments(a)	6,178	—	—	6,178

TOTAL	$6,178	$2,666,880	$—	$2,673,058

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ESCR-PH1

R-089711-1 (5/24) DBX005195 (5/24)